THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.3%

	Shares	Value
Argentina — 2.8%
MercadoLibre *	4,679	$4,612,418

Brazil — 7.3%
BRF *	390,173	1,530,620
Pagseguro Digital, Cl A *	63,951	2,260,028
Petrobras Distribuidora	220,860	864,004
Petroleo Brasileiro ADR	588,305	4,865,282
Rumo *	549,433	2,255,449

		11,775,383

Chile — 0.4%
Liberty Latin America, Cl C *	72,640	685,722

China — 16.6%
Alibaba Group Holding ADR *	27,733	5,982,008
Baozun ADR *	27,626	1,062,220
Beijing Sinnet Technology, Cl A	1,226,249	4,534,406
CRRC	1,686,452	714,776
Focus Media Information Technology, Cl A	30,000	23,680
Hangzhou Robam Appliances, Cl A	4,300	18,982
Huazhu Group ADR	17,590	616,530
JD.com ADR *	50,779	3,055,880
JOYY ADR *	34,797	3,081,274
Sangfor Technologies, Cl A	123,617	3,604,213
Shenzhen Sunway Communication, Cl A	309,191	2,325,518
Wens Foodstuffs Group	6,600	20,397
Zhejiang Huayou Cobalt, Cl A *	328,463	1,808,151
Zhejiang NHU, Cl A	6,800	28,144

		26,876,179

Egypt — 0.4%
Commercial International Bank Egypt SAE	175,195	701,652

Ghana — 0.5%
Tullow Oil *	1,991,485	794,854

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2020 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

Greece — 0.6%
Eurobank Ergasias Services and Holdings *	2,178,938	$1,009,311

Hong Kong — 9.1%
Galaxy Entertainment Group *	84,900	578,354
Geely Automobile Holdings	779,000	1,230,125
Meituan Dianping, Cl B *	73,512	1,640,289
Sinopharm Group	674,108	1,733,344
Tencent Holdings	149,095	9,613,938

		14,796,050

India — 7.0%
Housing Development Finance	142,365	3,305,500
ICICI Bank *	607,545	2,851,295
ICICI Lombard General Insurance	119,038	1,991,857
Reliance Industries	11,520	260,757
SBI Cards & Payment Services	74,302	620,794
Tata Consultancy Services	23,625	649,262
United Spirits *	202,003	1,584,968

		11,264,433

Kazakhstan — 1.5%
Halyk Savings Bank of Kazakhstan JSC GDR *	44,459	552,056
KAZ Minerals	261,632	1,628,135
NAC Kazatomprom JSC GDR	23,030	318,965

		2,499,156

Kuwait — 2.5%
Delivery Hero *	39,708	4,116,783

Mexico — 0.2%
Grupo Aeroportuario del Sureste ADR	2,908	326,539

Panama — 1.1%
Copa Holdings, Cl A *	36,019	1,821,121

Russia — 5.5%
Sberbank of Russia PJSC ADR	289,460	3,333,725
Yandex, Cl A *	111,661	5,585,283

		8,919,008

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2020 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

South Africa — 5.0%
AngloGold Ashanti ADR	165,027	$4,866,646
FirstRand	1,439,571	3,174,230

		8,040,876

South Korea — 8.7%
Hotel Shilla	1,944	115,481
NAVER	9,315	2,084,406
NCSoft	900	667,845
Samsung Electro-Mechanics	27,495	2,988,986
Samsung Electronics	72,107	3,198,770
SK Hynix	70,659	5,038,676

		14,094,164

Taiwan — 11.8%
Globalwafers	186,482	2,568,024
Hiwin Technologies	204,291	2,037,657
MediaTek	197,660	3,898,908
President Chain Store	69,500	697,893
Taiwan Semiconductor Manufacturing	690,304	7,351,913
Win Semiconductors	251,233	2,562,584

		19,116,979

Thailand — 0.9%
Minor International NVDR *	2,079,994	1,370,946

Turkey — 2.1%
Turk Hava Yollari AO *	887,962	1,628,465
Turkiye Garanti Bankasi *	1,451,705	1,801,049

		3,429,514

United Arab Emirates — 0.3%
Emaar Properties PJSC *	558,989	417,461

Vietnam — 1.3%
Hoa Phat Group JSC	1,454,237	1,686,448

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2020 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

Vietnam — (continued)
Vincom Retail JSC	461,203	$492,443

		2,178,891

Zambia — 4.7%
First Quantum Minerals	948,206	7,532,738

TOTAL COMMON STOCK

(Cost $126,979,726)		146,380,178

EQUITY-LINKED WARRANTS — 4.9%

China — 4.9%
Hangzhou Robam Appliances, Expires 09/07/20	544,161	2,389,740
Wens Foodstuffs Groups Co Ltd, Expires 10/19/20	626,400	1,930,354
Wens Foodstuffs Groups Co Ltd, Expires 11/23/20	56,640	174,546
Zhejiang NHU Co Ltd, Expires 11/23/20	852,366	3,497,144

		7,991,784

Thailand — 0.0%
Minor International, Expires 09/30/21 *	116,907	4,463

TOTAL EQUITY-LINKED WARRANTS

(Cost $8,042,290)		7,996,247

PARTICIPATION NOTES — 2.9%

China — 2.9%
Focus Media Information Technology Co Ltd, 10/16/20	3,460,619	2,717,710
Focus Media Information Technology Co Ltd, 11/23/20	212,400	166,803
Offshore Oil Engineering CO Ltd, 11/30/20	2,901,825	1,866,428

TOTAL PARTICIPATION NOTES

(Cost $5,427,437)		4,750,941

PREFERRED STOCK — 2.1%

South Korea — 2.1%
Samsung Electronics (A)	85,876	3,348,968

TOTAL PREFERRED STOCK
(Cost $2,681,191)		3,348,968

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2020 (Unaudited	)

RIGHT — 0.0%

	Number of Rights	Value

Thailand — 0.0%
Minor International, Expires 07/26/20	253,658	$11,490

TOTAL RIGHTS
(Cost $—)		11,490

TOTAL INVESTMENTS — 100.2%
(Cost $143,130,644)		$162,487,824

Percentages are based on Net Assets of $162,222,600.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
SAE	Eqyptian Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2020 (Unaudited	)

The following table summarizes the inputs used as of June 30, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$4,612,418	$—	$—	$4,612,418
Brazil	11,775,383	—	—	11,775,383
Chile	685,722	—	—	685,722
China	13,797,912	13,078,267	—	26,876,179
Egypt	—	701,652	—	701,652
Ghana	—	794,854	—	794,854
Greece	—	1,009,311	—	1,009,311
Hong Kong	—	14,796,050	—	14,796,050
India	—	11,264,433	—	11,264,433
Kazakhstan	318,965	2,180,191	—	2,499,156
Kuwait	—	4,116,783	—	4,116,783
Mexico	326,539	—	—	326,539
Panama	1,821,121	—	—	1,821,121
Russia	5,585,283	3,333,725	—	8,919,008
South Africa	4,866,646	3,174,230	—	8,040,876
South Korea	—	14,094,164	—	14,094,164
Taiwan	—	19,116,979	—	19,116,979
Thailand	—	1,370,946	—	1,370,946
Turkey	—	3,429,514	—	3,429,514
United Arab Emirates	—	417,461	—	417,461
Vietnam	—	2,178,891	—	2,178,891
Zambia	7,532,738	—	—	7,532,738

Total Common Stock	51,322,727	95,057,451	—	146,380,178

Equity-Linked Warrants
China	—	7,991,784	—	7,991,784
Thailand	—	4,463	—	4,463

Total Equity-Linked
Warrants	—	7,996,247	—	7,996,247

Preferred Stock
South Korea	—	3,348,968	—	3,348,968

Participation Notes
China	—	4,750,941		4,750,941

Rights
Thailand	11,490	—	—	11,490

Total Investments in Securities	$51,334,217	$111,153,607	$—	$162,487,824

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2020 (Unaudited	)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0600